Shareholder Fees - Guinness Atkinson Global Innovators Fund	Dec. 31, 2025 USD ($) [1]
Guinness Atkinson Global Innovators Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Guinness Atkinson Global Innovators Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0

[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.